Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Post Employment Benefits [Abstract]
Summary of Additional Details on Defined Pension Plans Funded Status
The following table provides additional details on the defined pension plans’ funded status (in USD thousands):

	December 31,
	2022	2021
Present value of defined benefit obligation	$(19,252)	$(17,889)
Fair value of plan assets	16,577	13,436
Net pension liability	$(2,675)	$(4,453)

Disclosure of Movement in Defined Benefit Obligation Explanatory
The following table presents the movement in the defined benefit obligation (in USD thousands):

	2022			2021
	Funded	Unfunded	Total	Funded	Unfunded	Total
January 1	$(17,686)	$(203)	$(17,889)	$(15,773)	$(165)	$(15,938)
Service Cost	(1,759)	(90)	(1,849)	(1,054)	(80)	(1,134)
of which current service cost	(1,873)	(90)	(1,963)	(1,382)	(80)	(1,462)
of which past service cost	114	—	114	328	—	328
Interest expense	(154)	(2)	(156)	(49)	(1)	(50)
Actuarial gains (losses)	2,110	250	2,360	471	26	497
Actual plan participants’ contributions	(1,361)	—	(1,361)	(1,171)	—	(1,171)
Transfers (in) out due to (joiners) leavers	(551)	—	(551)	(651)	—	(651)
Currency translation differences	180	14	194	541	17	558
December 31	$(19,221)	$(31)	$(19,252)	$(17,686)	$(203)	$(17,889)
The table below presents the sensitivity analysis for the unfunded plans (in USD thousands):

	2022	2021
Discount rates
Increase of 50 basis points	(2)	(26)
Decrease of 50 basis points	2	30
Expected rates of salary increases
Increase of 50 basis points	3	30
Decrease of 50 basis points	(2)	(26)

Summary of Movement in Defined Benefit Plans Assets
The following table presents the movement in the defined benefit plans’ assets (in USD thousands):

	2022	2021
As of January 1	$13,436	$10,780
Interest income	125	39
Return on plan assets, excl. interest income	(204)	(32)
Administrative expenses	(71)	(62)
Employer contributions	1,452	1,257
Employee contributions	1,361	1,171
Transfers in (out) due to joiners (leavers)	551	651
Currency translation differences	(73)	(368)
As of December 31	$16,577	$13,436

Summary of Defined Benefit Plans Assets	The following table presents the defined benefit plan assets, which include the following (in USD thousands):

	December 31,
	2022	2021
Cash	$664	$528
Insurance policies	15,913	12,908
Total	$16,577	$13,436

Schedule of Pension Costs Recognized in Statement of Loss
The follow table presents the pension costs recognized in statement of loss (in USD thousands):

	December 31,
	2022			2021			2020
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Service cost	$(1,759)	$(90)	$(1,849)	$(1,054)	$(80)	$(1,134)	$(1,547)	$(49)	$(1,596)
Interest cost	(154)	(2)	(156)	(49)	(1)	(50)	(6)	(1)	(7)
Total recognized	$(1,913)	$(92)	$(2,005)	$(1,103)	$(81)	$(1,184)	$(1,553)	$(50)	$(1,603)

Schedule of Pension Remeasurement Recognized in Statement Other Comprehensive Loss
The follow table presents the pension remeasurement recognized in statement other comprehensive loss (in USD thousands):

	December 31,
	2022			2021			2020
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Changes in demographic assumptions	$—	$223	$223	$1,278	$—	$1,278	$1,039	$—	$1,039
Changes in financial assumptions	2,311	12	2,323	37	13	50	157	(16)	141
Experience adjustments	(201)	15	(186)	(844)	13	(831)	(952)	(14)	(966)
Total actuarial gains (losses)	2,110	250	2,360	471	26	497	244	(30)	214
Return on plan assets	(204)	—	(204)	(32)	—	(32)	(45)	—	(45)
Currency translation differences	(4)	2	(2)	(4)	—	(4)	13	2	15
Total recognized	$1,902	$252	$2,154	$435	$26	$461	$212	$(28)	$184

Schedule of Sensitivity Analysis for Funded and Unfunded Plans
The table below presents the sensitivity analysis for the funded plans (in USD thousands):

	2022	2021
Discount rates
Increase of 25 basis points	(426)	(576)
Decrease of 25 basis points	467	635
Expected rates of salary increases
Increase of 25 basis points	110	122
Decrease of 25 basis points	(107)	(120)
Interest rate
Increase of 25 basis points	150	189
Decrease of 25 basis points	(146)	(185)
Inflation
Increase of 25 basis points	102	121
Decrease of 25 basis points	(99)	(118)
Life expectancy
Increase of 1 year	71	145
Decrease of 1 year	(71)	(145)